Condensed Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)		Class B Ordinary Shares		Class A Ordinary Shares	Additional Paid-in Capital	(Accumulated Deficit)/Retained Earnings	Total
Balance at Dec. 28, 2020
Balance (in Shares) at Dec. 28, 2020	[1]
Class B ordinary shares issued to Sponsor		$ 647			24,353		25,000
Class B ordinary shares issued to Sponsor (in Shares)	[1]	6,468,750
Net income (loss)						(5,000)	(5,000)
Balance at Dec. 31, 2020		$ 647			24,353	(5,000)	20,000
Balance (in Shares) at Dec. 31, 2020		6,468,750	[1]
Sale of 22,500,000 Units through initial public offering				$ 2,250	224,997,750		225,000,000
Sale of 22,500,000 Units through initial public offering (in Shares)				22,500,000
Sale of 2,983,700 Units through over-allotment				$ 298	29,836,702		29,837,000
Sale of 2,983,700 Units through over-allotment (in Shares)				2,983,700
Sale of 5,397,828 Private Placement Warrants to Sponsor in private placement					8,096,742		8,096,742
Underwriting fee					(5,096,742)		(5,096,742)
Deferred underwriting fee					(8,919,295)		(8,919,295)
Offering costs charged to the shareholders’ equity					(479,680)		(479,680)
Initial classification of warrant liability					(18,421,695)		(18,421,695)
Reclassification of offering costs related to warrants					638,847		638,847
Initial classification of FPA liability					(53,954)		(53,954)
Forfeiture of founder shares		$ (10)			10
Forfeiture of founder shares (in Shares)		(97,825)
Net income (loss)						(916,888)	(916,888)
Change in Class A ordinary shares subject to possible redemption				$ (2,247)	(224,702,083)		(224,704,330)
Change in Class A ordinary shares subject to possible redemption (in Shares)				(22,470,433)
Balance at Mar. 31, 2021		$ 637		$ 301	5,920,955	(921,888)	5,000,005
Balance (in Shares) at Mar. 31, 2021		6,370,925		3,013,267
Net income (loss)						2,803,140	2,803,140
Change in Class A ordinary shares subject to possible redemption				$ (28)	(2,803,112)		(2,803,140)
Change in Class A ordinary shares subject to possible redemption (in Shares)				(280,314)
Balance at Jun. 30, 2021		$ 637		$ 273	$ 3,117,843	$ 1,881,252	$ 5,000,005
Balance (in Shares) at Jun. 30, 2021		6,370,925		2,732,953

[1]	This number includes up to 843,750 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).